Carrying values of vessels, vessels under construction and goodwill - Carrying value of vessels narrative (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) vessel	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($)
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels | vessel	1
Goodwill	$ 8,197,000	$ 8,197,000
Interest costs capitalised	0	0	$ 0
Interest eligible to be capitalized	$ 0	$ 0
Vessels
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of vessels | vessel	93	99
Impairment loss recognised in profit or loss, property, plant and equipment	$ 0	$ 0
LR2
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill	$ 8,200,000	$ 8,200,000